BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

Basis of Presentation

Our unaudited condensed consolidated financial statements included herein have been prepared by us pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Some of the information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles in the United States have been condensed or omitted pursuant to such rules and regulations, although we believe the disclosures are adequate to make the information presented not misleading. In the opinion of management, all adjustments (which include normal recurring adjustments) necessary for a fair presentation of results for the interim periods have been made. The results for the three months ended March 31, 2015 are not necessarily indicative of results to be expected for the full fiscal year.  The condensed financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2014.

There have been no changes to our basis of presentation and significant accounting policies since the most recent filing of our Annual Report on Form 10-K, except for the following:

Basis of Presentation

Our unaudited condensed consolidated financial statements included herein have been prepared by us pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Some of the information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles in the United States have been condensed or omitted pursuant to such rules and regulations, although we believe the disclosures are adequate to make the information presented not misleading. In the opinion of management, all adjustments (which include normal recurring adjustments) necessary for a fair presentation of results for the interim periods have been made. The results for the three and six months ended June 30, 2015 are not necessarily indicative of results to be expected for the full fiscal year.  The condensed financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2014.

There have been no changes to our basis of presentation and significant accounting policies since the most recent filing of our Annual Report on Form 10-K, except for the following:

Cost of Revenues (exclusive of depreciation and amortization)

Cost of Revenues (exclusive of depreciation and amortization)

The cost of revenues (exclusive of depreciation and amortization) represents the direct costs required to perform revenue generating transactions. The principal costs included within cost of revenues (exclusive of depreciation and amortization) are field service and network operations personnel, those direct costs related to the inventory sold for electronic gaming machines (“EGMs”), fully integrated kiosks and system sales, commissions paid to gaming establishments, interchange fees paid to credit and debit card networks and transaction processing fees to our transaction processor.

Cost of Revenues (exclusive of depreciation and amortization)

The cost of revenues (exclusive of depreciation and amortization) represents the direct costs required to perform revenue generating transactions. The principal costs included within cost of revenues (exclusive of depreciation and amortization) are field service and network operations personnel, those direct costs related to the inventory sold for electronic gaming machines (“EGMs”), fully integrated kiosks and system sales, commissions paid to gaming establishments, interchange fees paid to credit and debit card networks and transaction processing fees to our transaction processor.

Cost of Revenues (exclusive of depreciation and amortization)

The cost of revenues (exclusive of depreciation and amortization) represents the direct costs required to perform revenue generating transactions. The principal costs included within cost of revenues (exclusive of depreciation and amortization) are commissions paid to gaming establishments, interchange fees paid to credit and debit card networks, transaction processing fees to our transaction processor, inventory and related costs associated with the sale of our fully integrated kiosks, electronic gaming machines and system sales, check cashing warranties, field service and network operations personnel.

Research and Development Costs

Research and Development Costs

We conduct research and development activities primarily to develop and enhance our Games and Payments platforms, as well as game content and features. We believe our ability to deliver differentiated, appealing products and services to the marketplace is based in part on our research and development investments, and we expect to continue to make such investments in the future. These research and development costs consist primarily of salaries and benefits, consulting fees, and game lab testing fees. Once the technological feasibility of a project has been established, it is transferred from research to development, and capitalization of development costs continues until the product is available for general release.

Research and Development Costs

We conduct research and development activities primarily to develop and enhance our Games and Payments platforms, as well as game content and features. We believe our ability to deliver differentiated, appealing products and services to the marketplace is based in part on our research and development investments, and we expect to continue to make such investments in the future. These research and development costs consist primarily of salaries and benefits, consulting fees, and game lab testing fees. Once the technological feasibility of a project has been established, it is transferred from research to development, and capitalization of development costs continues until the product is available for general release.

Research and Development Costs

We conduct research and development activities primarily to develop new gaming systems, gaming engines, casino data management systems, casino central monitoring systems, video lottery outcome determination systems, gaming platforms, and gaming content and to add enhancements to our existing product lines. We believe our ability to deliver differentiated, appealing products and services to the marketplace is based in our research and development investments, and we expect to continue to make such investments in the future. These research and development costs consist primarily of salaries and benefits, consulting fees, game lab testing fees, and an allocation of corporate facilities costs related to these activities. Once the technological feasibility of a project has been established, it is transferred from research to development, and capitalization of development costs begins until the product is available for general release.

Research and development costs were $0.8 million for the year ended December 31, 2014.  As research and development costs relate to our Games segment which was acquired in 2014, there were no material research and development costs for the years ended December 31, 2013 and 2012.

Advertising, Marketing and Promotional Costs

Advertising, Marketing and Promotional Costs

We expense advertising, marketing and promotional costs as incurred. Total advertising, marketing and promotional costs, included in operating expenses in the Condensed Consolidated Statements of Income and Comprehensive Income, were $0.3 million and $0.2 million for the three months ended March 31, 2015 and 2014, respectively.

Advertising, Marketing and Promotional Costs

We expense advertising, marketing and promotional costs as incurred. Total advertising, marketing and promotional costs, included in operating expenses in the Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income, were $0.5 million and $0.8 million and $0.2 million and $0.4 million for the three and six months ended June 30, 2015 and 2014, respectively.

Advertising, Marketing and Promotional Costs

We expense advertising, marketing and promotional costs as incurred. Total advertising, marketing and promotional costs, included in operating expenses in the consolidated statements of income and comprehensive income, were $1.1 million, $0.7 million and $0.7 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Fair Values of Financial Instruments

Fair Values of Financial Instruments

The fair value of a financial instrument represents the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Fair value estimates are made at a specific point in time, based upon relevant market information about the financial instrument.

In determining fair value, we use a hierarchy that includes three levels which are based on the extent to which inputs used in measuring fair value are observable in the market. Level 1 indicates that the fair value is determined by using quoted prices in active markets for identical investments. Level 2 indicates that the fair value is determined using observable pricing inputs other than quoted prices in active markets such as models or other valuation methodologies. Level 3 indicates that the fair value is determined using pricing inputs that are unobservable for the investment and include situations where there is little, if any, market activity for the investment. Significant management estimates and judgment are used in the determination of the fair value of level 3 pricing inputs.

The carrying amount of cash and cash equivalents, settlement receivables, trade receivables, other receivables, settlement liabilities, accounts payable and accrued expenses approximates fair value due to the short-term maturities of these instruments. The fair value of our borrowings are estimated based on various inputs to determine a market price, such as: market demand and supply, size of tranche, maturity and similar instruments trading in more active markets.

The following table presents the fair value and carrying value of our long-term debt as of March 31, 2015 (amounts in thousands):

	Level of Hierarchy	Fair Value	Carrying Amount

Term loan	1	$497,500	$497,500
Senior secured notes	3	$340,025	$335,000
Senior unsecured notes	3	$326,375	$350,000

The senior secured and senior unsecured notes were both fair valued using a Level 3 input by evaluating the trading activities of similar debt instruments as there was no market activity as of March 31, 2015.

At December 31, 2014, the fair value of our long-term debt was considered to approximate the carrying amount as our acquisition of Multimedia occurred on December 19, 2014, for which our long-term debt was incurred.

Fair Values of Financial Instruments

The fair value of a financial instrument represents the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Fair value estimates are made at a specific point in time, based upon relevant market information about the financial instrument.

In determining fair value, we use a hierarchy that includes three levels which are based on the extent to which inputs used in measuring fair value are observable in the market. Level 1 indicates that the fair value is determined by using quoted prices in active markets for identical investments. Level 2 indicates that the fair value is determined using observable pricing inputs other than quoted prices in active markets such as models or other valuation methodologies. Level 3 indicates that the fair value is determined using pricing inputs that are unobservable for the investment and include situations where there is little, if any, market activity for the investment. Significant management estimates and judgment are used in the determination of the fair value of level 3 pricing inputs.

The carrying amount of cash and cash equivalents, settlement receivables, trade receivables, other receivables, settlement liabilities, accounts payable and accrued expenses approximates fair value due to the short-term maturities of these instruments. The fair value of our borrowings are estimated based on various inputs to determine a market price, such as: market demand and supply, size of tranche, maturity and similar instruments trading in more active markets.

The following table presents the fair value and carrying value of our long-term debt as of June 30, 2015 (amounts in thousands):

	Level of		Carrying
	Hierarchy	Fair Value	Value
Term loan	1	$498,713	$495,000
Senior secured notes	3	$345,888	$335,000
Senior unsecured notes	1	$336,000	$350,000

The senior secured notes were fair valued using a Level 3 input by evaluating the trading activities of similar debt instruments as there was no market activity as of June 30, 2015.  The senior unsecured notes were syndicated in April 2015 and transitioned from level 3 to level 1 on the fair value hierarchy as of June 30, 2015.

At December 31, 2014, the fair value of our long-term debt was considered to approximate the carrying amount as our acquisition of Multimedia occurred on December 19, 2014, for which our long-term debt was incurred.

Fair Values of Financial Instruments

The fair value of a financial instrument represents the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Fair value estimates are made at a specific point in time, based upon relevant market information about the financial instrument.

In determining fair value, we use a hierarchy that includes three levels which are based on the extent to which inputs used in measuring fair value are observable in the market. Level 1 indicates that the fair value is determined by using quoted prices in the active markets for identical investments. Level 2 indicates that the fair value is determined using pricing inputs other than quoted prices in active markets such as models or other valuation methodologies. Level 3 indicates that the fair value is determined using pricing inputs that are unobservable for the investment and include situations where there is little, if any, market activity for the investment. Significant management estimates and judgment are used in the determination of the fair value of level 3 pricing inputs.

The carrying amount of cash and cash equivalents, settlement receivables, trade receivables, other receivables, settlement liabilities, accounts payable and accrued expenses approximates fair value due to the short-term maturities of these instruments. The fair value of our borrowings are estimated based on various inputs to determine a market price, such as: market demand and supply, size of tranche, maturity and similar instruments trading in more active markets.

As of December 31, 2014, the fair value of our long-term debt was considered to approximate the carrying amount of each instrument since the Merger occurred on December 19, 2014. As of December 31, 2013, the fair value of our Prior Credit Facility was approximately $104.0 million as compared to a carrying amount of $103.0 million using a Level 2 input.

Business segment

Business Segments

During the first quarter of 2015, we changed our organizational structure as part of our transformation to a Games and Payments company providing solutions to the gaming industry. As a result, information that our chief operating decision-making group regularly reviews for purposes of allocating resources and assessing performance changed. Therefore, beginning in the first quarter of 2015, we are reporting our financial performance based on our new segments described in “Note 18 – Segment Information”. We have presented prior period amounts to conform to the way we now internally manage and monitor segment performance beginning in 2015. This change had no impact on our condensed consolidated financial statements.

Business Segments

During the first quarter of 2015, we changed our organizational structure as part of our transformation to a Games and Payments company providing solutions to the gaming industry. As a result, information that our chief operating decision-making group regularly reviews for purposes of allocating resources and assessing performance changed. Therefore, beginning in the first quarter of 2015, we are reporting our financial performance based on our new segments described in “Note 18.  Segment Information”. We have presented prior period amounts to conform to the way we now internally manage and monitor segment performance beginning in 2015. This change had no impact on our condensed consolidated financial statements.

Recent Accounting Guidance

Recent Accounting Guidance

Recent Accounting Guidance Not Yet Adopted

In April 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-03, which provides guidance to simplify the presentation of debt issuance costs.  These amendments require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts.  The recognition and measurement guidance for debt issuance costs are not affected by the amendments in this ASU. The pronouncement is effective for annual periods ending after December 15, 2015, and interim periods within those fiscal years, and early adoption is permitted for financial statements that have not been previously issued. We are currently evaluating the impact of adopting this guidance on our condensed consolidated financial statements and disclosures included within Notes to the Condensed Consolidated Financial Statements.

In January 2015, the FASB issued ASU No. 2015-01, which requires that an entity separately classify, present and disclose extraordinary events and transactions. The pronouncement is effective for annual periods ending after December 15, 2015. A reporting entity also may apply the amendments retrospectively to all prior periods presented in the financial statements. Early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. We are currently evaluating the impact of adopting this guidance on our condensed consolidated financial statements and disclosures included within Notes to the Condensed Consolidated Financial Statements.

In August 2014, the FASB issued ASU No. 2014-15, which provides guidance on determining when and how reporting entities must disclose going-concern uncertainties in their financial statements. The pronouncement is effective for annual periods ending after December 15, 2016, and interim periods thereafter, and early adoption is permitted. We are currently evaluating the impact of adopting this guidance on our condensed consolidated financial statements and disclosures included within Notes to the Condensed Consolidated Financial Statements.

In June 2014, the FASB issued ASU No. 2014-12, which requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant-date fair value of the award. The standard is effective for annual reporting periods beginning after December 15, 2015, with early adoption permitted. We are currently evaluating the impact of adopting this guidance on our condensed consolidated financial statements and disclosures included within Notes to the Condensed Consolidated Financial Statements.

In May 2014, the FASB issued ASU No. 2014-09, which creates FASB Accounting Standards Codification (“ASC”) Topic 606, “Revenue from Contracts with Customers” and supersedes ASC Topic 605, “Revenue Recognition”. The guidance replaces industry specific guidance and establishes a single five-step model to identify and recognize revenue. The core principle of the guidance is that an entity should recognize revenue upon transfer of control of promised goods or services to customers in an amount that reflects the consideration to which an entity expects to be entitled in exchange for those goods or services. Additionally, the guidance requires the entity to disclose further quantitative and qualitative information regarding the nature and amount of revenues arising from contracts with customers, as well as other information about the significant judgments and estimates used in recognizing revenues from contracts with customers. This guidance is effective for interim and annual reporting periods beginning after December 15, 2016. Early application is not permitted. This guidance may be adopted retrospectively or under a modified retrospective method where the cumulative effect is recognized at the date of initial application. We are currently evaluating the impact of adopting this guidance on our condensed consolidated financial statements and disclosures included within our Notes to the Condensed Consolidated Financial Statements.

Recent Accounting Guidance

Recent Accounting Guidance Not Yet Adopted

In July 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2015-11, which provides guidance on the measurement of inventory value.  The amendments require an entity to measure in scope inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Subsequent measurement is unchanged for inventory measured using LIFO or the retail inventory method.                                                                          The amendments do not apply to inventory that is measured using last-in, first-out (LIFO) or the retail inventory method. The amendments apply to all other inventory, which includes inventory that is measured using first-in, first-out (FIFO) or average cost. The pronouncement is effective for annual periods beginning after December 15, 2016, and interim periods within those fiscal years, and early adoption is permitted. We are currently evaluating the impact of adopting this guidance on our condensed consolidated financial statements and disclosures included within Notes to the Condensed Consolidated Financial Statements.

In April 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-03, which provides guidance to simplify the presentation of debt issuance costs.  These amendments require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts.  The recognition and measurement guidance for debt issuance costs are not affected by the amendments in this ASU. The pronouncement is effective for annual periods beginning after December 15, 2015, and interim periods within those fiscal years, and early adoption is permitted for financial statements that have not been previously issued. We are currently evaluating the impact of adopting this guidance on our condensed consolidated financial statements and disclosures included within Notes to the Condensed Consolidated Financial Statements.

In January 2015, the FASB issued ASU No. 2015-01, which requires that an entity separately classify, present and disclose extraordinary events and transactions. The pronouncement is effective for annual periods ending after December 15, 2015. A reporting entity also may apply the amendments retrospectively to all prior periods presented in the financial statements. Early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. We are currently evaluating the impact of adopting this guidance on our condensed consolidated financial statements and disclosures included within Notes to the Condensed Consolidated Financial Statements.

In August 2014, the FASB issued ASU No. 2014-15, which provides guidance on determining when and how reporting entities must disclose going-concern uncertainties in their financial statements. The pronouncement is effective for annual periods ending after December 15, 2016, and interim periods thereafter, and early adoption is permitted. We are currently evaluating the impact of adopting this guidance on our condensed consolidated financial statements and disclosures included within Notes to the Condensed Consolidated Financial Statements.

In June 2014, the FASB issued ASU No. 2014-12, which requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant-date fair value of the award. The standard is effective for annual reporting periods beginning after December 15, 2015, with early adoption permitted. We are currently evaluating the impact of adopting this guidance on our condensed consolidated financial statements and disclosures included within Notes to the Condensed Consolidated Financial Statements.

In May 2014, the FASB issued ASU No. 2014-09, which creates FASB Accounting Standards Codification (“ASC”) Topic 606, “Revenue from Contracts with Customers” and supersedes ASC Topic 605, “Revenue Recognition”. The guidance replaces industry specific guidance and establishes a single five-step model to identify and recognize revenue. The core principle of the guidance is that an entity should recognize revenue upon transfer of control of promised goods or services to customers in an amount that reflects the consideration to which an entity expects to be entitled in exchange for those goods or services. Additionally, the guidance requires the entity to disclose further quantitative and qualitative information regarding the nature and amount of revenues arising from contracts with customers, as well as other information about the significant judgments and estimates used in recognizing revenues from contracts with customers. This guidance is effective for interim and annual reporting periods beginning after December 15, 2016. Early application is not permitted. This guidance may be adopted retrospectively or under a modified retrospective method where the cumulative effect is recognized at the date of initial application. We are currently evaluating the impact of adopting this guidance on our condensed consolidated financial statements and disclosures included within our Notes to the Condensed Consolidated Financial Statements

Recent Accounting Guidance

Recently Adopted Accounting Guidance

In November 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standard Update (“ASU”) No. 2014-17, which provides guidance on whether and at what threshold an acquired entity that is a business or nonprofit activity can apply pushdown accounting in its separate financial statements. The pronouncement was effective on November 18, 2014. There was no impact of the adoption of ASU No. 2014-17 as we do not apply push-down accounting to our acquired subsidiaries.

Recent Accounting Guidance Not Yet Adopted

In August 2014, the FASB issued ASU No. 2014-15, which provides guidance on determining when and how reporting entities must disclose going-concern uncertainties in their financial statements. The pronouncement is effective for annual periods ending after December 15, 2016, and interim periods thereafter, and early adoption is permitted. We are currently evaluating the impact of adopting this guidance on our Consolidated Financial Statements and disclosures included within Notes to Consolidated Financial Statements.

In June 2014, the FASB issued ASU No. 2014-12, which requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant-date fair value of the award. The standard is effective for annual reporting periods beginning after December 15, 2015, with early adoption permitted. We are currently evaluating the impact of adopting this guidance on our Consolidated Financial Statements and disclosures included within Notes to Consolidated Financial Statements.

In May 2014, the FASB issued ASU No. 2014-09, which creates FASB ASC Topic 606, “Revenue from Contracts with Customers” and supersedes ASC Topic 605, “Revenue Recognition”. The guidance replaces industry-specific guidance and establishes a single five-step model to identify and recognize revenue. The core principle of the guidance is that an entity should recognize revenue upon transfer of control of promised goods or services to customers in an amount that reflects the consideration to which an entity expects to be entitled in exchange for those goods or services. Additionally, the guidance requires the entity to disclose further quantitative and qualitative information regarding the nature and amount of revenues arising from contracts with customers, as well as other information about the significant judgments and estimates used in recognizing revenues from contracts with customers. This guidance is effective for interim and annual reporting periods beginning after December 15, 2016. Early application is not permitted. This guidance may be adopted retrospectively or under a modified retrospective method where the cumulative effect is recognized at the date of initial application. We are currently evaluating the impact of adopting this guidance on our Consolidated Financial Statements and disclosures included within our Notes to Consolidated Financial Statements